Consolidated Statement of Financial Position - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-current assets
Intangible assets	€ 603	€ 1,613	€ 53
Property, plant and equipment	25,632	15,274	3,406
Right of use	10,009
Other non-current financial assets	718	1,046	234
Total non-current assets	36,963	17,933	3,693
Current assets
Other current financial assets	41
Inventories	358	1,396	176
Trade and other receivables	36	30	76
Other current assets	7,975	14,111	5,791
Cash and cash equivalents	73,173	134,371	185,525
Total current assets	81,583	149,907	191,568
TOTAL ASSETS	118,546	167,840	195,261
Shareholders’ equity
Share capital	1,794	1,794	1,794
Premiums related to share capital	281,688	281,745	281,745
Reserves	(136,608)	(99,524)	(68,386)
Translation reserve	1,344	(188)	(203)
Net loss for the period	(62,659)	(38,224)	(33,530)
Total shareholders’ equity	85,560	145,602	181,419
Non-current liabilities
Provisions - non-current portion	506	347	214
Financial liabilities – non-current portion	1,321	1,243	2,019
Lease liabilities - non-current portion	11,278
Deferred tax			3
Total Non-current liabilities	13,105	1,590	2,236
Current liabilities
Provisions - current portion	71
Financial liabilities – current portion	99	776	824
Lease liabilities - current portion	1,425
Trade and other payables	13,775	16,655	8,076
Other current liabilities	4,510	3,217	2,706
Total current liabilities	19,881	20,648	11,606
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	€ 118,546	€ 167,840	€ 195,261